PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2004	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Employer's contributions		Rp (558)	Rp (1,635)
Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of haircut from CV	5.00%
Cash value transferred	Rp 814
Pension plan participants' contributions	Rp 73
Telkomsel | Jiwasraya
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash value transferred	95.00%
Periodic pension benefit cost | Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution		18.00%
Periodic pension benefit cost | Until 2004 | Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution				5.00%
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution		18.00%			8.40%